Financial Risk Management - Market Risk - Potential Impact of Changes in Interest Rates on Fixed Asset Portfolio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U.S. treasury bond forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 1,691.3	$ 330.8
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, no change	14,533.6	16,295.3
Interest rate risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, 200 basis point increase	13,984.0	15,540.5
Hypothetical $ change effect on net earnings, 200 basis point increase	$ (418.4)	$ (624.5)
Hypothetical % change in fair value, 200 basis point increase	(3.80%)	(4.60%)
Fair value of fixed income portfolio, 100 basis point increase	$ 14,239.6	$ 15,889.8
Hypothetical $ change effect on net earnings, 100 basis point increase	$ (224.3)	$ (335.2)
Hypothetical % change in fair value, 100 basis point increase	(2.00%)	(2.50%)
Fair value of fixed income portfolio, no change	$ 14,533.6	$ 16,295.3
Fair value of fixed income portfolio, 100 basis point decrease	14,900.9	16,790.2
Hypothetical $ change effect on net earnings, 100 basis point decrease	$ 280.6	$ 410.0
Hypothetical % change in fair value, 100 basis point decrease	2.50%	3.00%
Fair value of fixed income portfolio, 200 basis point decrease	$ 15,327.9	$ 17,348.4
Hypothetical $ change effect on net earnings, 200 basis point decrease	$ 607.5	$ 871.6
Hypothetical % change in fair value, 200 basis point decrease	5.50%	6.50%